Offerings	Mar. 18, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.750% Notes due 2030
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.99636
Maximum Aggregate Offering Price	$ 498,180,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,271.36
Offering Note
(1)
The registration fee is calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended, and represents deferred payment of the registration fees in connection with the registration statement on Form S-3 (File No. 333-266553), which became automatically effective on August 5, 2022, paid with the filing of this prospectus supplement.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.150% Notes due 2035
Amount Registered | shares	700,000,000
Proposed Maximum Offering Price per Unit	0.99325
Maximum Aggregate Offering Price	$ 695,275,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 106,446.61
Offering Note
(1)
The registration fee is calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended, and represents deferred payment of the registration fees in connection with the registration statement on Form S-3 (File No. 333-266553), which became automatically effective on August 5, 2022, paid with the filing of this prospectus supplement.